Fair Value Measurements - Schedule of Fair Value of Warrants Estimated with Assumptions (Details) - GigCapital4, Inc [Member] - $ / shares	Feb. 11, 2021	Dec. 31, 2020
Stock Price	$ 9.83	$ 0.0027927
Volatility	10.00%
Risk free interest rate	0.62%
Exercise price	$ 11.50
Time to maturity - years	6 years